Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	$ 0
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	$ 0
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	65.00%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	$ 81
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	100.00%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0.58%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.69
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	0.82%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	3.26
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	2.94